Expense Example - UltraShort China ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	181	1,122	2,073	4,487	281	1,408	2,522	5,256